NYSE

17010663

Received SEC

NOV 06 2017

Washington, DC 20549

New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

001- 33708

November 6, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNUS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.875% Notes due 2019, 2.500% Notes due 2022, 3.125% Notes due 2028 of Philip Morris International Inc., under the Exchange Act of 1934.

Sincerely,